Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,761	$ 2,911
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,201	1,040
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,500	1,801
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60	70
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	490	393
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	240	235
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,031	2,283
Accumulated impairment [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	681	727
Accumulated impairment [member] | Related to specific allowances [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	340	303
Accumulated impairment [member] | Related to specific allowances [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	330	410
Accumulated impairment [member] | Related to specific allowances [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11	14
Accumulated impairment [member] | Residential mortgages [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17	16
Accumulated impairment [member] | Consumer installment and other personal [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	97	105
Accumulated impairment [member] | Business and government loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	567	606
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,442	3,638
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,541	1,343
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,830	2,211
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71	84
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	507	409
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	337	340
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,598	$ 2,889